ORGANIZATION AND PRINCIPAL ACTIVITIES (Details 1) (CNY) In Thousands, unless otherwise specified	Sep. 30, 2012
Net assets acquired:
Cash	163,517
Other current assets	6,201
Due to State Harvest Shareholders and their designee	(2,022)
Other payables and accrued expenses	(965)
Business Acquisition, Cost of Acquired Entity, Purchase Price	166,731
Less: Transaction costs paid in cash	(14,430)
Tax effect of the Share Exchange Transaction	(39,060)
Business Acquisition, Purchase Price Allocation, Assets Acquired (Liabilities Assumed), Net	113,241